EMPLOYEE STOCK OPTIONS AND RESTRICTED STOCK AWARD PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EMPLOYEE STOCK OPTIONS AND RESTRICTED STOCK AWARD PLAN
EMPLOYEE STOCK OPTIONS AND RESTRICTED STOCK AWARD PLAN

NOTE 8 – EMPLOYEE STOCK OPTIONS AND RESTRICTED STOCK AWARD PLAN

In 2011, the Company’s Board of Directors approved and adopted a long term incentive plan, which was subsequently approved and amended by the shareholders.  There are 1,375,000 shares eligible for grant, either as options or as restricted stock, at December 31, 2012.

Employee Stock Options – Following is a table reflecting the issuances during 2011 and 2012 and their related exercise prices:

Grant date	# of options	Exercise price
December 1, 2011	960,000	$2.00

July 1, 2012	75,000	4.50
September 1, 2012	50,000	4.50
October 1, 2012	40,000	4.50

	1,125,000

All granted options vest at the rate of 20% each year over five years beginning one year from the date granted and expire ten years from the grant date.  A summary of the status of the stock options as of December 31, 2012 and changes during the years ended December 31, 2012 and 2011 is as follows:

	2012		2011
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at beginning of the year	1,125,000	$2.00	-	$-
Issued	165,000	4.50	1,125,000	2.00
Forfeited	(165,000)	2.00	-	-
Exercised	-	-	-	-

Outstanding at end of year	1,125,000	$2.37	1,125,000	$2.00

Exercisable at end of year	200,000	$2.00	-	$-

Weighted average fair value of
options granted during the year		$4.26		$2.32

The Company uses the Black-Scholes option pricing model to calculate the fair-value of each option grant. The expected volatility for the 2012 option grants is based on the historical price volatility of the Company’s common stock. The expected volatility for the 2011 option grants is based on the historical price volatility of a stock index comprised of similar sized companies in the same industry.  We elected to use the simplified method for estimating the expected term as allowed by generally accepted accounting principles for options granted through December 31, 2012 and 2011. Under the simplified method, the expected term is equal to the midpoint between the vesting period and the contractual term of the stock option. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options. The dividend yield represents the Company’s anticipated cash dividend over the expected life of the stock options.  The following are the Black-Scholes weighted-average assumptions used for options granted during the periods ended December 31, 2012 and 2011:

	October 1,	September 1,	July 1,	December 1,
	2012	2012	2012	2011

Risk free interest rate	0.25%	0.80%	0.67%	0.97%
Expected life (years)	5.75	6.5	6.5	6.5
Dividend yield	-	-	-	-
Volatility	147%	153%	158%	32%

As of December 31, 2012, there was approximately $1,424,531 of unrecognized compensation cost related to stock options that will be recognized over a weighted average period of 2.6 years.  The aggregate intrinsic value of options vested and expected to vest at December 31, 2012 was $3,397,940.  The aggregate intrinsic value of options exercisable at December 31, 2012 was $772,000.  The year end intrinsic values are based on a December 31, 2012 closing price of $5.86.

There were no options exercised during 2011 or 2012.

The following table summarizes information related to the Company’s stock options outstanding at December 31, 2012:

	Options Outstanding
Exercise price	Number Outstanding	Weighted-Average Remaining Contractual Life (in years)	Number Exercisable
2.00	960,000	8.92	200,000
4.50	165,000	9.49	-

	1,125,000	9.00	200,000

Any excess tax benefits from the exercise of stock options will not be recognized in paid-in capital until the Company is in a current tax paying position. Presently, the company has a net loss and therefore not yet subject to income taxes.  Accordingly, no excess tax benefits have been recognized for the years ended December 31, 2012 or 2011.

EMPLOYEE STOCK OPTIONS

NOTE 6 – EMPLOYEE STOCK OPTIONS

Compensation expense charged against income for share-based awards during the three and nine months ended September 30, 2013 was $896,325 and $2,598,046, respectively, as compared to $261,856 and $707,090, respectively, for the three and nine months ended September 30, 2012.  These amounts are included in general and administrative expense in the accompanying financial statements.

In 2011, Stanford’s Board of Directors and stockholders approved and adopted a long-term incentive plan which allows for the issuance of up to 2,500,000 shares of common stock through the grant of qualified stock options, non-qualified stock options and restricted stock. In 2013, the Company’s stockholders approved an amendment to the long-term incentive plan, increasing the number of shares eligible under the plan to 5,000,000 shares.  As of September 30, 2013, there were 2,427,500 shares remaining eligible for issuance under the plan

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model and using certain assumptions. The expected volatility is based on the historical price volatility of the Dow Jones U.S. Oil and Gas Index. The Company uses the simplified method for estimating the expected term for options granted. Under the simplified method, the expected term is equal to the midpoint between the vesting period and the contractual term of the stock option. The risk-free interest rate represents the U.S. Treasury bill rate for the expected life of the related stock options. The dividend yield represents the Company’s anticipated cash dividend over the expected life of the stock options. The following are the assumptions used to determine the fair value of options granted during the nine months ended September 30, 2013:

Expected volatility	128% - 138%
Weighted-average volatility	137%
Expected dividends	0
Expected term (in years)	6.5
Risk-free interest rate	0.76% - 1.49%

No options were granted during the nine months ended September 30, 2012.

A summary of the stock option activity as of September 30, 2013 and changes during the nine months then ended is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding, December 31, 2012	1,125,000	$2.37
Granted	1,585,000	4.66
Forfeited	(137,500)	2.55
Exercised	(10,000)	2.00
Outstanding, September 30, 2013	2,562,500	$3.78	9.0 Years	$12,283,140
Exercisable, September 30, 2013	237,500	$2.37	6.7 Years	$2,931,520

The weighted-average grant-date fair value of options granted during 2013 was $4.20 per share. As of September 30, 2013, there was approximately $5,155,124 of unrecognized compensation cost related to stock options that is expected be recognized over a weighted-average period of 2.6 years. The aggregate intrinsic values were determined based on the $14.50 market value of the Company’s common stock on September30, 2013.

The total intrinsic value of options exercised during the nine months ended September 30, 2013 was $41,000.  No options were exercised during the nine months ended September 30, 2012.